SP 500 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	39.99%	18.16%	17.77%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	36.55%	17.23%	16.79%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	23.80%	14.33%	14.63%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	35.29%	17.89%	18.08%